Goodwill and Intangible assets - Narrative (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	R$ 24,099	R$ 23,997	R$ 23,364
Banco ITAU Chile
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	3,010	3,073
Acquisition of Payrolls and Associations Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization expense	R$ (1,297)	R$ (1,313)